UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

Item 1. Reports to Stockholders

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of underlying mutual funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of these Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of underlying mutual funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of these Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.17%	$ 1,000.00	$ 1,098.40	$ .89
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.22	$ .86

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	20.6	47.7
Fidelity Dividend Growth Fund	11.7	0.0
Hartford Capital Appreciation Fund	8.8	0.0
Fidelity Advisor New Insights Fund Institutional Class	5.2	0.0
FMI Large Cap Fund	4.0	0.1
Wells Fargo & Co.	1.5	1.3
International Business Machines Corp.	1.2	2.2
American Express Co.	1.2	0.3
U.S. Bancorp, Delaware	1.1	0.0
Apache Corp.	1.1	0.3
	56.4
* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	9.4	12.1
Financials	8.0	3.8
Energy	7.0	8.9
Consumer Discretionary	6.7	6.1
Industrials	4.5	4.6
Asset Allocation (% of fund's net assets)
As of November 30, 2010 *		As of May 31, 2010 **
	Common Stocks 47.8%		Common Stocks 50.2%
	Large Blend Funds 45.6%		Large Blend Funds 47.8%
	Large Growth Funds 5.2%		Large Growth Funds 0.0%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	1.9%	** Foreign investments	1.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.1%
Johnson Controls, Inc.	116,700	$ 4,252,548
Automobiles - 0.7%
Ford Motor Co. (a)	2,182,282	34,785,575
General Motors Co.	212,544	7,269,005
Harley-Davidson, Inc.	88,900	2,780,792
		44,835,372
Distributors - 0.0%
Genuine Parts Co.	13,800	664,332
Diversified Consumer Services - 0.0%
DeVry, Inc.	17,600	755,744
H&R Block, Inc.	104,000	1,309,360
		2,065,104
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	92,600	3,825,306
Hyatt Hotels Corp. Class A	11,068	463,306
International Game Technology	92,500	1,431,900
Las Vegas Sands Corp. (a)	63,900	3,200,112
Marriott International, Inc. Class A	72,600	2,846,646
McDonald's Corp.	282,890	22,150,287
Starbucks Corp.	229,100	7,010,460
Starwood Hotels & Resorts Worldwide, Inc.	46,900	2,665,796
Wynn Resorts Ltd.	9,800	990,780
		44,584,593
Household Durables - 0.9%
Fortune Brands, Inc.	56,600	3,344,494
Harman International Industries, Inc. (a)	60,600	2,641,554
Lennar Corp. Class A	43,400	659,246
Newell Rubbermaid, Inc.	459,000	7,697,430
Stanley Black & Decker, Inc.	738,775	43,979,276
		58,322,000
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	92,100	16,154,340
Liberty Media Corp. Interactive Series A (a)	185,800	2,872,468
Priceline.com, Inc. (a)	10,500	4,137,525
		23,164,333
Leisure Equipment & Products - 0.2%
Mattel, Inc.	611,400	15,798,576
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	77,600	2,457,592
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CBS Corp. Class B	3,308,622	$ 55,717,194
Comcast Corp.:
Class A	2,307,750	46,155,000
Class A (special) (non-vtg.)	880,505	16,703,180
DIRECTV (a)	75,700	3,143,821
Discovery Communications, Inc. Class C (a)	99,500	3,533,245
Lamar Advertising Co. Class A (a)	20,100	738,675
McGraw-Hill Companies, Inc.	51,400	1,772,786
Omnicom Group, Inc.	76,400	3,471,616
The Walt Disney Co.	345,000	12,595,950
Time Warner Cable, Inc.	107,000	6,584,780
Time Warner, Inc.	283,700	8,366,313
		161,240,152
Multiline Retail - 0.3%
Kohl's Corp. (a)	168,200	9,489,844
Macy's, Inc.	245,000	6,291,600
Target Corp.	62,600	3,564,444
		19,345,888
Specialty Retail - 0.9%
AutoZone, Inc. (a)	22,300	5,784,843
Bed Bath & Beyond, Inc. (a)	145,200	6,351,048
CarMax, Inc. (a)	11,700	384,930
Gap, Inc.	605,555	12,934,655
Home Depot, Inc.	458,140	13,840,409
Lowe's Companies, Inc.	488,900	11,098,030
Ross Stores, Inc.	67,400	4,372,912
TJX Companies, Inc.	217,660	9,927,473
		64,694,300
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	129,700	7,333,238
NIKE, Inc. Class B	58,100	5,004,153
		12,337,391
TOTAL CONSUMER DISCRETIONARY		451,304,589
CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	141,910	6,762,012
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	486,895	$ 31,468,024
The Coca-Cola Co.	603,270	38,108,566
		76,338,602
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	260,200	8,066,200
Kroger Co.	184,400	4,342,620
Sysco Corp.	134,000	3,888,680
Wal-Mart Stores, Inc.	725,745	39,255,547
Walgreen Co.	834,400	29,078,840
Whole Foods Market, Inc. (a)	42,400	2,002,128
		86,634,015
Food Products - 0.5%
Archer Daniels Midland Co.	56,900	1,649,531
Campbell Soup Co.	69,800	2,366,220
General Mills, Inc.	417,070	14,735,083
Kellogg Co.	125,800	6,193,134
Kraft Foods, Inc. Class A	212,500	6,428,125
		31,372,093
Household Products - 0.7%
Colgate-Palmolive Co.	69,800	5,343,190
Energizer Holdings, Inc. (a)	20,900	1,471,151
Kimberly-Clark Corp.	144,100	8,918,349
Procter & Gamble Co.	558,300	34,095,381
		49,828,071
Personal Products - 0.1%
Avon Products, Inc.	189,000	5,397,840
Tobacco - 0.3%
Altria Group, Inc.	204,700	4,912,800
Philip Morris International, Inc.	233,700	13,295,193
		18,207,993
TOTAL CONSUMER STAPLES		267,778,614
ENERGY - 7.0%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	140,600	7,333,696
Diamond Offshore Drilling, Inc.	9,500	615,220
FMC Technologies, Inc. (a)	73,700	6,208,488
Halliburton Co.	57,500	2,175,800
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)	114,700	$ 2,102,451
Schlumberger Ltd.	470,798	36,411,517
		54,847,172
Oil, Gas & Consumable Fuels - 6.2%
Alpha Natural Resources, Inc. (a)	26,100	1,293,516
Anadarko Petroleum Corp.	22,400	1,437,184
Apache Corp.	678,549	73,039,014
Chevron Corp.	655,615	53,085,147
ConocoPhillips	819,510	49,309,917
CONSOL Energy, Inc.	33,900	1,422,444
Devon Energy Corp.	550,462	38,846,103
El Paso Corp.	264,600	3,569,454
EOG Resources, Inc.	48,900	4,349,655
EQT Corp.	45,600	1,845,432
Exxon Mobil Corp.	873,908	60,789,040
Hess Corp.	66,500	4,658,325
Murphy Oil Corp.	106,100	7,163,872
Newfield Exploration Co. (a)	59,200	3,956,336
Occidental Petroleum Corp.	308,211	27,174,964
Peabody Energy Corp.	79,500	4,675,395
Pioneer Natural Resources Co.	727,662	58,293,003
Range Resources Corp.	60,900	2,557,191
Southwestern Energy Co. (a)	126,700	4,586,540
Spectra Energy Corp.	226,700	5,388,659
Suncor Energy, Inc.	105,800	3,553,462
Valero Energy Corp.	110,600	2,154,488
Williams Companies, Inc.	198,900	4,536,909
		417,686,050
TOTAL ENERGY		472,533,222
FINANCIALS - 8.0%
Capital Markets - 0.9%
Bank of New York Mellon Corp.	153,900	4,153,761
Charles Schwab Corp.	209,200	3,144,276
Franklin Resources, Inc.	28,700	3,274,383
Goldman Sachs Group, Inc.	159,065	24,836,409
Invesco Ltd.	164,400	3,574,056
Legg Mason, Inc.	59,200	1,931,104
Morgan Stanley	267,800	6,550,388
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	70,900	$ 3,566,270
State Street Corp.	154,900	6,691,680
T. Rowe Price Group, Inc.	109,600	6,392,968
		64,115,295
Commercial Banks - 3.2%
BB&T Corp.	57,500	1,334,000
CIT Group, Inc. (a)	20,200	797,092
City National Corp.	202,330	10,869,168
Fifth Third Bancorp	209,300	2,501,135
Marshall & Ilsley Corp.	216,300	1,036,077
PNC Financial Services Group, Inc.	354,700	19,100,595
Regions Financial Corp.	333,600	1,794,768
SunTrust Banks, Inc.	107,500	2,511,200
U.S. Bancorp, Delaware	3,133,329	74,510,564
Wells Fargo & Co.	3,571,106	97,169,794
Zions Bancorporation	82,200	1,598,790
		213,223,183
Consumer Finance - 1.2%
American Express Co.	1,793,876	77,531,321
Discover Financial Services	119,800	2,189,944
Netspend Holdings, Inc.	63,524	851,222
SLM Corp. (a)	166,900	1,927,695
		82,500,182
Diversified Financial Services - 1.2%
Bank of America Corp.	1,387,100	15,188,745
Citigroup, Inc. (a)	4,186,200	17,582,040
CME Group, Inc.	13,700	3,946,422
IntercontinentalExchange, Inc. (a)	12,400	1,397,480
JPMorgan Chase & Co.	915,805	34,232,791
Moody's Corp.	139,400	3,740,102
NYSE Euronext	78,600	2,147,352
		78,234,932
Insurance - 0.9%
AFLAC, Inc.	34,000	1,751,000
Allstate Corp.	171,500	4,992,365
Aon Corp.	135,600	5,440,272
Berkshire Hathaway, Inc. Class B (a)	214,900	17,123,232
Hartford Financial Services Group, Inc.	38,200	850,332
Lincoln National Corp.	27,400	654,312
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	65,800	$ 2,461,578
Marsh & McLennan Companies, Inc.	138,800	3,481,104
MetLife, Inc.	188,300	7,183,645
Principal Financial Group, Inc.	101,700	2,770,308
Prudential Financial, Inc.	35,800	1,814,344
The Chubb Corp.	103,100	5,877,731
The Travelers Companies, Inc.	78,000	4,211,220
		58,611,443
Real Estate Investment Trusts - 0.6%
AvalonBay Communities, Inc.	15,200	1,677,016
Kimco Realty Corp.	175,100	2,917,166
ProLogis Trust	104,800	1,363,448
Public Storage	31,500	3,042,900
Simon Property Group, Inc.	78,900	7,771,650
Vornado Realty Trust	43,300	3,532,414
Weyerhaeuser Co.	1,247,807	20,825,899
		41,130,493
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	46,900	900,011
TOTAL FINANCIALS		538,715,539
HEALTH CARE - 4.2%
Biotechnology - 0.6%
Amgen, Inc. (a)	514,315	27,099,257
Biogen Idec, Inc. (a)	31,800	2,034,246
Celgene Corp. (a)	111,300	6,608,994
Cephalon, Inc. (a)	19,100	1,212,659
Gilead Sciences, Inc. (a)	164,300	5,996,950
		42,952,106
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	99,400	4,825,870
Boston Scientific Corp. (a)	247,600	1,589,592
C. R. Bard, Inc.	28,000	2,375,800
CareFusion Corp. (a)	151,200	3,457,944
Covidien PLC	51,200	2,153,984
DENTSPLY International, Inc.	44,700	1,382,124
Hospira, Inc. (a)	27,400	1,541,524
Intuitive Surgical, Inc. (a)	6,200	1,613,798
Medtronic, Inc.	122,800	4,117,484
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	76,200	$ 2,948,178
Stryker Corp.	107,700	5,394,693
Zimmer Holdings, Inc. (a)	75,900	3,738,834
		35,139,825
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	20,800	641,680
Cardinal Health, Inc.	50,700	1,803,906
CIGNA Corp.	71,000	2,613,510
DaVita, Inc. (a)	40,400	2,937,080
Express Scripts, Inc. (a)	115,400	6,011,186
Humana, Inc. (a)	12,400	694,896
Laboratory Corp. of America Holdings (a)	13,800	1,132,014
McKesson Corp.	74,300	4,747,770
Medco Health Solutions, Inc. (a)	69,100	4,237,212
UnitedHealth Group, Inc.	213,400	7,793,368
WellPoint, Inc. (a)	96,700	5,390,058
		38,002,680
Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	100,600	5,010,383
Thermo Fisher Scientific, Inc. (a)	73,700	3,748,382
Waters Corp. (a)	23,800	1,829,506
		10,588,271
Pharmaceuticals - 2.4%
Abbott Laboratories	202,200	9,404,322
Allergan, Inc.	56,000	3,711,120
Bristol-Myers Squibb Co.	249,200	6,289,808
Eli Lilly & Co.	131,500	4,426,290
Johnson & Johnson	638,540	39,302,137
Merck & Co., Inc.	1,137,000	39,192,390
Pfizer, Inc.	3,483,920	56,753,057
		159,079,124
TOTAL HEALTH CARE		285,762,006
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.5%
General Dynamics Corp.	51,400	3,397,026
Goodrich Corp.	8,000	686,160
Honeywell International, Inc.	545,900	27,136,689
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	36,700	$ 2,497,068
Northrop Grumman Corp.	39,600	2,442,528
Precision Castparts Corp.	45,600	6,295,992
Raytheon Co.	186,210	8,612,213
The Boeing Co.	142,800	9,106,356
United Technologies Corp.	572,260	43,074,010
		103,248,042
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	27,800	2,049,138
Expeditors International of Washington, Inc.	37,100	1,962,590
FedEx Corp.	47,600	4,337,312
United Parcel Service, Inc. Class B	287,760	20,180,609
		28,529,649
Airlines - 0.0%
Southwest Airlines Co.	198,600	2,645,352
Building Products - 0.0%
Masco Corp.	113,700	1,240,467
Commercial Services & Supplies - 0.1%
Cintas Corp.	49,300	1,318,529
Republic Services, Inc.	151,000	4,249,140
		5,567,669
Construction & Engineering - 0.1%
Fluor Corp.	46,300	2,677,529
Foster Wheeler Ag (a)	29,300	820,400
Quanta Services, Inc. (a)	14,000	246,540
		3,744,469
Electrical Equipment - 0.6%
Cooper Industries PLC Class A	69,800	3,804,100
Emerson Electric Co.	544,180	29,967,993
Rockwell Automation, Inc.	86,800	5,739,216
		39,511,309
Industrial Conglomerates - 0.7%
3M Co.	170,600	14,326,988
General Electric Co.	1,693,300	26,804,939
Textron, Inc.	146,000	3,264,560
		44,396,487
Machinery - 0.8%
Caterpillar, Inc.	148,725	12,582,135
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	38,900	$ 3,777,968
Danaher Corp.	167,300	7,235,725
Dover Corp.	198,990	10,906,642
Illinois Tool Works, Inc.	37,200	1,771,836
Ingersoll-Rand Co. Ltd.	65,700	2,693,700
Joy Global, Inc.	25,400	1,938,528
PACCAR, Inc.	64,500	3,473,970
Parker Hannifin Corp.	107,500	8,624,725
		53,005,229
Professional Services - 0.0%
Robert Half International, Inc.	35,800	992,376
Verisk Analytics, Inc. (a)	6,024	182,346
		1,174,722
Road & Rail - 0.3%
CSX Corp.	106,900	6,500,589
Ryder System, Inc.	37,000	1,595,070
Union Pacific Corp.	115,000	10,362,650
		18,458,309
Trading Companies & Distributors - 0.0%
Fastenal Co.	29,300	1,568,136
TOTAL INDUSTRIALS		303,089,840
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	1,424,230	27,288,247
JDS Uniphase Corp. (a)	198,800	2,359,756
Juniper Networks, Inc. (a)	135,600	4,613,112
Motorola, Inc. (a)	395,600	3,030,296
QUALCOMM, Inc.	437,485	20,448,049
		57,739,460
Computers & Peripherals - 1.7%
Apple, Inc. (a)	221,900	69,044,185
Dell, Inc. (a)	394,400	5,213,968
EMC Corp. (a)	944,805	20,303,859
Hewlett-Packard Co.	431,900	18,109,567
SanDisk Corp. (a)	32,600	1,453,960
		114,125,539
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	66,100	$ 2,314,822
Amphenol Corp. Class A	1,046,412	52,351,992
Corning, Inc.	275,000	4,856,500
Tyco Electronics Ltd.	720,035	21,903,465
		81,426,779
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	39,700	2,071,943
eBay, Inc. (a)	54,500	1,587,585
Google, Inc. Class A (a)	78,000	43,345,380
		47,004,908
IT Services - 1.8%
Accenture PLC Class A	47,500	2,057,700
Automatic Data Processing, Inc.	98,500	4,390,145
Computer Sciences Corp.	36,300	1,620,069
Fidelity National Information Services, Inc.	44,700	1,202,430
Fiserv, Inc. (a)	32,100	1,775,130
International Business Machines Corp.	591,541	83,679,390
MasterCard, Inc. Class A	51,375	12,177,416
Paychex, Inc.	24,800	707,792
The Western Union Co.	176,900	3,120,516
Visa, Inc. Class A	134,590	9,939,472
		120,670,060
Office Electronics - 0.0%
Xerox Corp.	110,100	1,261,746
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	392,300	2,859,867
Applied Materials, Inc.	853,800	10,612,734
First Solar, Inc. (a)	5,300	651,105
Intel Corp.	1,435,145	30,310,262
Marvell Technology Group Ltd. (a)	56,700	1,093,743
MEMC Electronic Materials, Inc. (a)	32,300	373,711
Micron Technology, Inc. (a)	1,175,500	8,534,130
National Semiconductor Corp.	560,400	7,481,340
NVIDIA Corp. (a)	196,200	2,668,320
Texas Instruments, Inc.	1,291,729	41,076,982
		105,662,194
Software - 1.6%
Adobe Systems, Inc. (a)	231,600	6,422,268
Autodesk, Inc. (a)	91,200	3,218,448
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	370,400	$ 8,478,456
Check Point Software Technologies Ltd. (a)	13,800	591,606
Electronic Arts, Inc. (a)	55,100	821,541
McAfee, Inc. (a)	93,200	4,366,420
Microsoft Corp.	2,198,680	55,428,723
Oracle Corp.	897,300	24,262,992
Red Hat, Inc. (a)	85,900	3,736,650
		107,327,104
TOTAL INFORMATION TECHNOLOGY		635,217,790
MATERIALS - 2.0%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	7,900	681,138
CF Industries Holdings, Inc.	188,752	22,795,579
Dow Chemical Co.	103,000	3,211,540
E.I. du Pont de Nemours & Co.	67,800	3,185,922
Eastman Chemical Co.	38,500	2,995,685
LyondellBasell Industries NV Class A (a)	38,500	1,124,585
Monsanto Co.	262,000	15,699,040
Potash Corp. of Saskatchewan, Inc.	248,598	35,768,956
Praxair, Inc.	61,800	5,688,690
Sherwin-Williams Co.	35,900	2,662,703
The Mosaic Co.	5,400	365,202
		94,179,040
Construction Materials - 0.0%
Vulcan Materials Co.	78,000	3,129,360
Containers & Packaging - 0.2%
Ball Corp.	215,635	14,206,034
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd. (Canada)	31,300	2,533,026
Barrick Gold Corp.	47,500	2,448,105
Cliffs Natural Resources, Inc.	27,300	1,865,682
Freeport-McMoRan Copper & Gold, Inc.	95,600	9,686,192
Nucor Corp.	65,200	2,460,648
United States Steel Corp.	49,300	2,396,473
		21,390,126
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.	133,500	$ 3,333,495
TOTAL MATERIALS		136,238,055
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,890,500	52,536,995
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	88,000	4,450,160
Crown Castle International Corp. (a)	125,600	5,217,424
NII Holdings, Inc. (a)	28,300	1,096,908
Sprint Nextel Corp. (a)	1,176,800	4,448,304
		15,212,796
TOTAL TELECOMMUNICATION SERVICES		67,749,791
UTILITIES - 1.0%
Electric Utilities - 0.4%
Allegheny Energy, Inc.	172,300	3,931,886
Entergy Corp.	65,200	4,644,848
Exelon Corp.	154,100	6,066,917
FirstEnergy Corp.	71,700	2,517,387
NextEra Energy, Inc.	40,400	2,045,048
Pepco Holdings, Inc.	33,900	622,065
PPL Corp.	146,600	3,725,106
Progress Energy, Inc.	12,700	554,863
		24,108,120
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	579,500	6,264,395
Calpine Corp. (a)	1,526,280	18,467,988
Constellation Energy Group, Inc.	127,100	3,604,556
		28,336,939
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	444,900	6,953,787
NiSource, Inc.	36,500	610,645
Public Service Enterprise Group, Inc.	44,200	1,362,686
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	42,000	$ 2,103,780
TECO Energy, Inc.	110,000	1,842,500
		12,873,398
TOTAL UTILITIES		65,318,457
TOTAL COMMON STOCKS (Cost $3,020,306,116)		3,223,707,903
Equity Funds - 50.8%

Large Blend Funds - 45.6%
Fidelity Dividend Growth Fund (c)	30,021,681	788,069,122
FMI Large Cap Fund	18,244,088	269,100,303
Hartford Capital Appreciation Fund (a)	16,883,798	595,153,881
Janus Contrarian Fund	2,389,197	33,042,601
JPMorgan U.S. Large Cap Core Plus Fund Select Class (d)	71,798,894	1,387,154,622
TOTAL LARGE BLEND FUNDS		3,072,520,529
Large Growth Funds - 5.2%
Fidelity Advisor New Insights Fund Institutional Class (c)	18,066,764	351,217,889
TOTAL EQUITY FUNDS (Cost $3,227,042,418)		3,423,738,418
Short-Term Funds - 1.3%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $84,844,904)	84,844,904	84,844,904
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,332,193,438)		6,732,291,225
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,550,762
NET ASSETS - 100%		$ 6,740,841,987
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying funds is as follows:
Fund	Income earned
Fidelity Dividend Growth Fund	$ 2,082,535
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ -	$ 327,561,287	$ -	$ 351,217,889
Fidelity Dividend Growth Fund	-	738,311,151	-	788,069,122
Total	$ -	$ 1,065,872,438	$ -	$ 1,139,287,011
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,020,306,116)	$ 3,223,707,903
Unaffiliated underlying funds (cost $2,246,014,884)	2,369,296,311
Affiliated underlying funds (cost $1,065,872,438)	1,139,287,011
Total Investments (cost $6,332,193,438)		$ 6,732,291,225
Receivable for investments sold		26,726,178
Receivable for fund shares sold		5,904,991
Dividends receivable		7,023,963
Total assets		6,771,946,357

Liabilities
Payable for investments purchased	$ 27,301,873
Payable for fund shares redeemed	2,942,716
Accrued management fee	859,781
Total liabilities		31,104,370

Net Assets		$ 6,740,841,987
Net Assets consist of:
Paid in capital		$ 6,323,632,731
Undistributed net investment income		22,221,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,110,409)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		400,097,713
Net Assets, for 632,094,503 shares outstanding		$ 6,740,841,987
Net Asset Value, offering price and redemption price per share ($6,740,841,987 ÷ 632,094,503 shares)		$ 10.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2010 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 22,481,215
Unaffiliated underlying funds		1,961,788
Affiliated underlying funds		2,082,535
Total income		26,525,538

Expenses
Management fee	$ 10,290,064
Independent Trustees' compensation	25,753
Miscellaneous	6,352
Total expenses before reductions	10,322,169
Expense reductions	(6,182,760)	4,139,409
Net investment income (loss)		22,386,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,343,979
Unaffiliated underlying funds	(759,283)
Foreign currency transactions	49
Total net realized gain (loss)		2,584,745
Change in net unrealized appreciation (depreciation) on: Investment securities	462,003,363
Assets and liabilities in foreign currencies	(74)
Total change in net unrealized appreciation (depreciation)		462,003,289
Net gain (loss)		464,588,034
Net increase (decrease) in net assets resulting from operations		$ 486,974,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2010 (Unaudited)	For the period December 30, 2009 (commencement of operations) to May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,386,129	$ 7,466,645
Net realized gain (loss)	2,584,745	(1,972,052)
Change in net unrealized appreciation (depreciation)	462,003,289	(61,905,576)
Net increase (decrease) in net assets resulting from operations	486,974,163	(56,410,983)
Distributions to shareholders from net investment income	(7,630,709)	-
Distributions to shareholders from net realized gain	(5,723,028)	-
Total distributions	(13,353,737)	-
Share transactions Proceeds from sales of shares	4,010,977,901	2,920,061,739
Reinvestment of distributions	13,314,043	-
Cost of shares redeemed	(419,698,533)	(201,022,606)
Net increase (decrease) in net assets resulting from share transactions	3,604,593,411	2,719,039,133
Total increase (decrease) in net assets	4,078,213,837	2,662,628,150

Net Assets
Beginning of period	2,662,628,150	-
End of period (including undistributed net investment income of $22,221,952 and undistributed net investment income of $7,466,532, respectively)	$ 6,740,841,987	$ 2,662,628,150
Other Information Shares
Sold	398,503,614	293,192,372
Issued in reinvestment of distributions	1,383,996	-
Redeemed	(41,204,254)	(19,781,225)
Net increase (decrease)	358,683,356	273,411,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2010 (Unaudited)	Period ended May 31, 2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.03
Net realized and unrealized gain (loss)	.91	(.29)
Total from investment operations	.96	(.26)
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.04)	-
Net asset value, end of period	$ 10.66	$ 9.74
Total Return B, C	9.84%	(2.60)%
Ratios to Average Net Assets F
Expenses before reductions	.42% A	.43% A
Expenses net of fee waivers, if any	.17% A	.18% A
Expenses net of all reductions	.17% A	.18% A
Net investment income (loss)	.90% A	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,740,842	$ 2,662,628
Portfolio turnover rate	55% A	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 30, 2009 (commencement of operations) to May 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of these Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2010 (Unaudited)

1. Organization.

Strategic Advisers Core Fund (the Fund) is a non- diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 457,477,059
Gross unrealized depreciation	(70,504,030)
Net unrealized appreciation (depreciation)	$ 386,973,029

Tax cost	$ 6,345,318,196

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,890,214,748 and $1,316,269,464, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average daily net assets. Strategic Advisers pays all other expenses, except the compensation of the Independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to Strategic Advisers by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the Independent Trustees.

Strategic Advisers has contractually agreed to waive 0.25% of its management fee until May 31, 2013.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC and T. Rowe Price Associates, Inc. each serve as sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services for its allocated portion of the Fund's assets and is paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,352 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

In addition to waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, this waiver and credits reduced the Fund's management fee by $6,182,760.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

On June 3, 2010, the Board of Trustees of Fidelity Rutland Square Trust II, including the Independent Trustees (together, the Board), voted to approve a new sub-advisory agreement (the Sub-Advisory Contract) with T. Rowe Price Associates, Inc. (the Investment Adviser) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Contract and the compensation to be received by the Investment Adviser are consistent with the Investment Adviser's fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the Investment Adviser, including the Investment Adviser's background and investment personnel, and also took into consideration the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Adviser's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the Investment Adviser under the Sub-Advisory Contract and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The fund had been in existence less than one calendar year and therefore had no historical performance for the Board to review at the time it approved the Sub-Advisory Contract. The Board considered the Investment Adviser's experience in bottom-up stock selection based on a fundamentally driven research process.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Adviser, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Semiannual Report

Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Contract, the Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers, Inc. (Strategic Advisers), the amount and nature of fees to be paid by Strategic Advisers to the Investment Adviser and the fund's projected total operating expenses. The Board considered Strategic Advisers' contractual agreement to waive 0.25% of the fund's management fee until May 31, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. The Board noted that the addition of the Investment Adviser as a sub-adviser will not result in a change to the maximum aggregate annual management fee payable by the fund.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of Services and Profitability. The fund had been in existence less than one calendar year and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Sub-Advisory Contract. In connection with its future renewal of the Sub-Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund had been in existence less than one calendar year and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund had been in existence less than one calendar year a determination on economies of scale was premature. The Board also noted that the fund and its shareholders would have access to the considerable number and variety of services available through Strategic and its affiliates.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Sub-Advisory Contract should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

On September 8, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to amend the fund's sub-advisory agreement with Pyramis Global Advisors LLC (Pyramis) to approve a proposal to calculate fees payable to Pyramis based on the total assets of all registered investment companies managed by Strategic Advisers, Inc. (Strategic Advisers) that are sub-advised by Pyramis pursuant to a particular investment strategy. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the fees payable under the fund's amended sub-advisory agreement with Pyramis will be equal to or lower than the current agreement. The Board also considered that the amendment involves no changes in (i) the investment process or strategies employed in the management of the fund's assets or (ii) the nature or level of services provided under the current Pyramis sub-advisory agreement.

Because the amended sub-advisory agreement contains a potential for lower fees and also terms identical to the current sub-advisory agreement, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreement with Pyramis, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's amended sub-advisory agreement with Pyramis is fair and reasonable, and that the agreement should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SAI-COR-USAN-0111
1.922645.100

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 2, 2010 to November 30, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of underlying mutual funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of these Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of underlying mutual funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of these Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value November 30, 2010	Expenses Paid During Period
Actual	.57%	$ 1,000.00	$ 1,109.00	$ 3.00 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.21	$ 2.89 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period June 2, 2010 to November 30, 2010).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2010
% of fund's net assets
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	8.8
Fidelity Growth Company Fund	5.6
Aston/Montag & Caldwell Growth Fund Class N	4.4
Apple, Inc.	3.1
Google, Inc. Class A	2.7
Oracle Corp.	2.2
QUALCOMM, Inc.	1.7
Cognizant Technology Solutions Corp. Class A	1.5
Schlumberger Ltd.	1.4
Philip Morris International, Inc.	1.1
32.5
Top Five Market Sectors as of November 30, 2010
% of fund's net assets
Information Technology	26.0
Consumer Discretionary	14.0
Industrials	10.6
Health Care	7.5
Energy	6.0
Asset Allocation (% of fund's net assets)
As of November 30, 2010 *
Common Stocks 78.4%
Large Growth Funds 11.6%
Mid-Cap Growth Funds 8.8%
Short-Term Investments and Net Other Assets 1.2%
* Foreign Investments 3.3%

Asset allocations of equity funds in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.3%
BorgWarner, Inc. (a)	88,900	$ 5,364,226
TRW Automotive Holdings Corp. (a)	226,200	10,742,238
		16,106,464
Automobiles - 0.7%
Ford Motor Co. (a)	1,915,900	30,539,446
Hotels, Restaurants & Leisure - 3.5%
Carnival Corp. unit	360,578	14,895,477
Ctrip.com International Ltd. sponsored ADR (a)	187,900	8,233,778
Las Vegas Sands Corp. (a)	322,700	16,160,816
McDonald's Corp.	338,600	26,512,380
Starbucks Corp.	668,873	20,467,514
Starwood Hotels & Resorts Worldwide, Inc.	485,323	27,585,759
Wynn Resorts Ltd.	267,123	27,006,135
Yum! Brands, Inc.	449,970	22,534,498
		163,396,357
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	223,430	39,189,622
Expedia, Inc.	487,390	12,832,979
Netflix, Inc. (a)	30,900	6,362,310
Priceline.com, Inc. (a)	75,060	29,577,393
		87,962,304
Media - 1.6%
DIRECTV (a)	382,000	15,864,460
Discovery Communications, Inc. (a)	113,400	4,624,452
Omnicom Group, Inc.	587,380	26,690,547
Scripps Networks Interactive, Inc. Class A	136,300	6,944,485
The Walt Disney Co.	391,297	14,286,253
Time Warner Cable, Inc.	138,700	8,535,598
		76,945,795
Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	168,500	9,259,075
Family Dollar Stores, Inc.	268,900	13,498,780
Kohl's Corp. (a)	476,600	26,889,772
Macy's, Inc.	516,600	13,266,288
Target Corp.	429,046	24,429,879
		87,343,794
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	175,200	11,561,448
AutoZone, Inc. (a)	64,550	16,744,916
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	377,210	$ 16,114,411
Home Depot, Inc.	689,170	20,819,826
O'Reilly Automotive, Inc. (a)	313,100	18,842,358
PetSmart, Inc.	114,700	4,342,542
Signet Jewelers Ltd. (a)	131,200	5,225,696
Staples, Inc.	611,970	13,469,460
TJX Companies, Inc.	495,270	22,589,265
		129,709,922
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	277,140	15,669,496
NIKE, Inc. Class B	478,210	41,188,227
VF Corp.	56,300	4,666,144
		61,523,867
TOTAL CONSUMER DISCRETIONARY		653,527,949
CONSUMER STAPLES - 5.4%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	659,900	13,600,539
Hansen Natural Corp. (a)	234,400	12,474,768
PepsiCo, Inc.	339,310	21,929,605
The Coca-Cola Co.	146,660	9,264,512
		57,269,424
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	139,100	9,404,551
CVS Caremark Corp.	714,550	22,151,050
SUPERVALU, Inc.	762,100	6,889,384
		38,444,985
Food Products - 1.4%
Corn Products International, Inc.	317,600	13,694,912
Green Mountain Coffee Roasters, Inc. (a)	262,700	9,740,916
Kellogg Co.	204,340	10,059,658
Kraft Foods, Inc. Class A	729,820	22,077,055
Tyson Foods, Inc. Class A	591,900	9,369,777
		64,942,318
Household Products - 0.1%
Colgate-Palmolive Co.	55,982	4,285,422
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	333,383	24,977,054
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.3%
Philip Morris International, Inc.	940,920	$ 53,528,939
Reynolds American, Inc.	243,000	7,518,420
		61,047,359
TOTAL CONSUMER STAPLES		250,966,562
ENERGY - 6.0%
Energy Equipment & Services - 3.3%
Cameron International Corp. (a)	314,410	15,126,265
Diamond Offshore Drilling, Inc.	103,590	6,708,488
FMC Technologies, Inc. (a)	246,700	20,782,008
Halliburton Co.	813,949	30,799,830
National Oilwell Varco, Inc.	269,198	16,499,145
Schlumberger Ltd.	853,377	66,000,177
		155,915,913
Oil, Gas & Consumable Fuels - 2.7%
Alpha Natural Resources, Inc. (a)	202,650	10,043,334
Chesapeake Energy Corp.	546,900	11,550,528
Chevron Corp.	451,810	36,583,056
Exxon Mobil Corp.	306,600	21,327,096
Murphy Oil Corp.	111,300	7,514,976
Occidental Petroleum Corp.	107,600	9,487,092
Peabody Energy Corp.	155,100	9,121,431
Petrohawk Energy Corp. (a)	412,490	7,354,697
Valero Energy Corp.	593,900	11,569,172
		124,551,382
TOTAL ENERGY		280,467,295
FINANCIALS - 4.8%
Capital Markets - 2.8%
Charles Schwab Corp.	1,160,890	17,448,177
Franklin Resources, Inc.	121,900	13,907,571
Goldman Sachs Group, Inc.	223,450	34,889,483
T. Rowe Price Group, Inc.	472,116	27,538,526
TD Ameritrade Holding Corp.	2,045,180	34,236,313
		128,020,070
Commercial Banks - 0.2%
Wells Fargo & Co.	416,490	11,332,693
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.5%
American Express Co.	517,388	$ 22,361,509
Diversified Financial Services - 1.2%
CME Group, Inc.	75,840	21,846,470
IntercontinentalExchange, Inc. (a)	71,000	8,001,700
JPMorgan Chase & Co.	664,917	24,854,597
		54,702,767
Real Estate Investment Trusts - 0.1%
Public Storage	57,000	5,506,200
TOTAL FINANCIALS		221,923,239
HEALTH CARE - 7.5%
Biotechnology - 1.0%
Amgen, Inc. (a)	169,400	8,925,686
Biogen Idec, Inc. (a)	133,400	8,533,598
Celgene Corp. (a)	245,400	14,571,852
Gilead Sciences, Inc. (a)	352,000	12,848,000
		44,879,136
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	187,810	9,118,176
Cooper Companies, Inc.	178,400	9,544,400
Edwards Lifesciences Corp. (a)	45,000	2,986,200
Intuitive Surgical, Inc. (a)	14,362	3,738,285
Medtronic, Inc.	434,280	14,561,408
St. Jude Medical, Inc. (a)	184,900	7,153,781
Varian Medical Systems, Inc. (a)	119,700	7,879,851
		54,982,101
Health Care Providers & Services - 2.2%
Aetna, Inc.	164,300	4,866,566
Cardinal Health, Inc.	239,500	8,521,410
CIGNA Corp.	307,000	11,300,670
Express Scripts, Inc. (a)	517,800	26,972,202
Health Net, Inc. (a)	372,200	10,049,400
McKesson Corp.	79,300	5,067,270
Medco Health Solutions, Inc. (a)	93,700	5,745,684
UnitedHealth Group, Inc.	351,800	12,847,736
WellPoint, Inc. (a)	343,040	19,121,050
		104,491,988
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.2%
Cerner Corp. (a)	109,000	$ 9,576,740
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	180,877	9,199,404
Pharmaceuticals - 2.7%
Allergan, Inc.	482,659	31,985,812
Endo Pharmaceuticals Holdings, Inc. (a)	372,700	13,420,927
Merck & Co., Inc.	467,990	16,131,615
Pfizer, Inc.	1,454,880	23,699,995
Shire PLC sponsored ADR	195,800	13,772,572
Teva Pharmaceutical Industries Ltd. sponsored ADR	362,688	18,148,908
Warner Chilcott PLC	79,500	1,511,295
Watson Pharmaceuticals, Inc. (a)	118,500	5,775,690
		124,446,814
TOTAL HEALTH CARE		347,576,183
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
General Dynamics Corp.	88,400	5,842,356
Goodrich Corp.	109,000	9,348,930
Honeywell International, Inc.	461,790	22,955,581
Lockheed Martin Corp.	226,300	15,397,452
Northrop Grumman Corp.	189,500	11,688,360
Precision Castparts Corp.	186,541	25,755,716
The Boeing Co.	263,200	16,784,264
United Technologies Corp.	561,080	42,232,492
		150,005,151
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	150,600	11,100,726
Expeditors International of Washington, Inc.	258,850	13,693,165
FedEx Corp.	51,748	4,715,278
United Parcel Service, Inc. Class B	175,300	12,293,789
		41,802,958
Airlines - 0.4%
Southwest Airlines Co.	534,700	7,122,204
United Continental Holdings, Inc. (a)	332,100	9,192,528
		16,314,732
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	85,250	6,299,975
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Fluor Corp.	262,400	$ 15,174,592
Electrical Equipment - 0.9%
Emerson Electric Co.	568,466	31,305,423
Hubbell, Inc. Class B	198,680	11,237,341
		42,542,764
Industrial Conglomerates - 0.2%
3M Co.	121,100	10,169,978
Machinery - 3.4%
Bucyrus International, Inc. Class A	123,030	10,969,355
Caterpillar, Inc.	374,600	31,691,160
Danaher Corp.	856,599	37,047,907
Deere & Co.	333,100	24,882,570
Eaton Corp.	68,500	6,603,400
IDEX Corp.	118,100	4,425,207
Illinois Tool Works, Inc.	321,900	15,332,097
Navistar International Corp. (a)	72,500	3,710,550
Oshkosh Co. (a)	409,300	11,746,910
Timken Co.	217,200	9,461,232
		155,870,388
Road & Rail - 1.2%
CSX Corp.	98,300	5,977,623
Norfolk Southern Corp.	191,500	11,522,555
Union Pacific Corp.	403,500	36,359,385
		53,859,563
TOTAL INDUSTRIALS		492,040,101
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	2,133,030	40,868,855
Juniper Networks, Inc. (a)	559,700	19,040,994
QUALCOMM, Inc.	1,684,710	78,743,345
		138,653,194
Computers & Peripherals - 6.1%
Apple, Inc. (a)	463,054	144,079,252
Dell, Inc. (a)	1,326,990	17,542,808
EMC Corp. (a)	1,007,500	21,651,175
Hewlett-Packard Co.	685,656	28,749,556
Lexmark International, Inc. Class A (a)	191,400	6,936,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	888,898	$ 45,271,575
SanDisk Corp. (a)	125,900	5,615,140
Western Digital Corp. (a)	355,130	11,896,855
		281,742,697
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	240,300	8,415,306
Amphenol Corp. Class A	187,900	9,400,637
Avnet, Inc. (a)	193,400	5,927,710
AVX Corp.	407,000	5,824,170
Corning, Inc.	1,453,880	25,675,521
Vishay Intertechnology, Inc. (a)	930,100	13,263,226
		68,506,570
Internet Software & Services - 3.0%
Baidu.com, Inc. sponsored ADR (a)	142,300	14,968,537
Google, Inc. Class A (a)	226,597	125,922,219
		140,890,756
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	1,093,170	71,034,187
International Business Machines Corp.	104,400	14,768,424
MasterCard, Inc. Class A	75,510	17,898,135
Teradata Corp. (a)	205,800	8,456,322
Visa, Inc. Class A	621,071	45,866,093
		158,023,161
Office Electronics - 0.2%
Xerox Corp.	970,300	11,119,638
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	89,254	3,131,923
Analog Devices, Inc.	360,280	12,811,557
Applied Materials, Inc.	1,261,100	15,675,473
ASML Holding NV	268,500	8,761,155
Broadcom Corp. Class A	119,769	5,328,523
Lam Research Corp. (a)	101,950	4,621,394
Microchip Technology, Inc.	1,169,377	39,302,761
Micron Technology, Inc. (a)	738,100	5,358,606
Texas Instruments, Inc.	292,900	9,314,220
Xilinx, Inc.	530,270	14,380,922
		118,686,534
Software - 6.2%
Autodesk, Inc. (a)	365,000	12,880,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	655,360	$ 29,097,984
Citrix Systems, Inc. (a)	339,700	22,562,874
Intuit, Inc. (a)	499,800	22,436,022
Microsoft Corp.	1,902,200	47,954,462
Oracle Corp.	3,763,070	101,753,413
salesforce.com, Inc. (a)	179,800	25,031,756
Synopsys, Inc. (a)	419,330	10,772,588
VMware, Inc. Class A (a)	208,236	16,975,399
		289,465,348
TOTAL INFORMATION TECHNOLOGY		1,207,087,898
MATERIALS - 3.0%
Chemicals - 1.6%
Ashland, Inc.	218,020	11,092,858
E.I. du Pont de Nemours & Co.	287,400	13,504,926
Ecolab, Inc.	304,359	14,551,404
International Flavors & Fragrances, Inc.	143,000	7,510,360
Lubrizol Corp.	100,900	10,550,104
Monsanto Co.	44,621	2,673,690
Praxair, Inc.	187,078	17,220,530
		77,103,872
Containers & Packaging - 0.1%
Ball Corp.	66,000	4,348,080
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	248,100	16,955,154
Freeport-McMoRan Copper & Gold, Inc.	98,300	9,959,756
Newmont Mining Corp.	120,100	7,065,483
Nucor Corp.	162,320	6,125,957
Walter Energy, Inc.	107,600	11,044,064
		51,150,414
Paper & Forest Products - 0.2%
International Paper Co.	345,000	8,614,650
TOTAL MATERIALS		141,217,016
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	396,500	$ 11,018,735
Verizon Communications, Inc.	421,200	13,482,612
		24,501,347
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	308,300	15,590,731
TOTAL TELECOMMUNICATION SERVICES		40,092,078
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Xcel Energy, Inc.	475,500	11,174,250
TOTAL COMMON STOCKS (Cost $3,398,159,588)		3,646,072,571
Equity Funds - 20.4%

Large Growth Funds - 11.6%
Aston/Montag & Caldwell Growth Fund Class N	8,890,638	205,818,279
Edgewood Growth Fund (a)	2,719,544	29,071,925
Fidelity Growth Company Fund (c)	3,284,253	260,769,706
iShares Russell 1000 Growth Index ETF	152,765	8,313,471
PRIMECAP Odyssey Growth Fund	2,563,799	37,739,127
TOTAL LARGE GROWTH FUNDS		541,712,508
Mid-Cap Growth Funds - 8.8%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	11,794,370	407,495,477
TOTAL EQUITY FUNDS (Cost $878,960,169)		949,207,985
Short-Term Funds - 1.5%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $67,029,260)	67,029,260	$ 67,029,260
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $4,344,149,017)		4,662,309,816
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,785,625)
NET ASSETS - 100%		$ 4,649,524,191
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Growth Company Fund	$ -	$ 248,130,416	$ -	$ 260,769,706
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,398,159,588)	$ 3,646,072,571
Unaffiliated underlying funds (cost $697,859,013)	755,467,539
Affiliated underlying funds (cost $248,130,416)	260,769,706
Total Investments (cost $4,344,149,017)		$ 4,662,309,816
Receivable for investments sold		9,141,018
Receivable for fund shares sold		3,936,176
Dividends receivable		7,773,303
Total assets		4,683,160,313

Liabilities
Payable for investments purchased	$ 29,197,923
Payable for fund shares redeemed	2,370,108
Accrued management fee	844,437
Other affiliated payables	899,401
Other payables and accrued expenses	324,253
Total liabilities		33,636,122

Net Assets		$ 4,649,524,191
Net Assets consist of:
Paid in capital		$ 4,352,304,767
Undistributed net investment income		8,715,132
Accumulated undistributed net realized gain (loss) on investments		(29,656,507)
Net unrealized appreciation (depreciation) on investments		318,160,799
Net Assets, for 419,357,239 shares outstanding		$ 4,649,524,191
Net Asset Value, offering price and redemption price per share ($4,649,524,191 ÷ 419,357,239 shares)		$ 11.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period June 2, 2010 (commencement of operations) to November 30, 2010 (Unaudited)

Investment Income
Dividends
Unaffiliated issuers		$ 15,379,506
Unaffiliated underlying funds		45,147
Total income		15,424,653

Expenses
Management fee	$ 5,883,348
Transfer agent fees	2,641,264
Accounting fees and expenses	337,541
Custodian fees and expenses	35,071
Independent trustees' compensation	11,017
Registration fees	722,086
Audit	12,551
Legal	6,765
Miscellaneous	736
Total expenses before reductions	9,650,379
Expense reductions	(2,940,858)	6,709,521
Net investment income (loss)		8,715,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,469,037)
Unaffiliated underlying funds	(187,470)
Total net realized gain (loss)		(29,656,507)
Change in net unrealized appreciation (depreciation) on investment securities		318,160,799
Net gain (loss)		288,504,292
Net increase (decrease) in net assets resulting from operations		$ 297,219,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period June 2, 2010 (commencement of operations) to November 30, 2010 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,715,132
Net realized gain (loss)	(29,656,507)
Change in net unrealized appreciation (depreciation)	318,160,799
Net increase (decrease) in net assets resulting from operations	297,219,424
Share transactions Proceeds from sales of shares	4,555,081,295
Cost of shares redeemed	(202,776,528)
Net increase (decrease) in net assets resulting from share transactions	4,352,304,767
Total increase (decrease) in net assets	4,649,524,191

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $8,715,132)	$ 4,649,524,191
Other Information Shares
Sold	438,899,672
Redeemed	(19,542,433)
Net increase (decrease)	419,357,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended November 30, 2010 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.09
Net asset value, end of period	$ 11.09
Total Return B,C	10.90%
Ratios to Average Net Assets F
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.57% A
Expenses net of all reductions	.57% A
Net investment income (loss)	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,649,524
Portfolio turnover rate	54% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 2, 2010 (commencement of operations) to November 30, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of underlying funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2010 (Unaudited)

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - (continued)

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 365,674,780
Gross unrealized depreciation	(58,336,544)
Net unrealized appreciation (depreciation)	$ 307,338,236

Tax cost	$ 4,354,971,580

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,021,688,624 and $714,194,472, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of 0.25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 0.95% of the Fund's average daily net assets.

Strategic Advisers has contractually agreed to waive 0.25% of its management fee until September 30, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. ClariVest Asset Management LLC, Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, Inc. each serve as sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services for its allocated portion of the Fund's assets and is paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Committed Line of Credit. The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $408 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

5. Expense Reductions.

In addition to Strategic Advisers waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $2,940,858.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On March 4, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisers under the Advisory Contracts is consistent with Strategic Advisers' fiduciary duty under applicable law.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest Asset Management LLC, Pyramis Global Advisors, LLC, Waddell & Reed Investment Management Company, and Winslow Capital Management, Inc., (Strategic Advisers, together with the sub-advisers, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of Strategic Advisers' supervision of third party service providers, including each sub-adviser.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Advisers, the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to each sub-adviser and the fund's projected total operating expenses. The Board also considered Strategic Advisers' contractual agreement to waive 25 basis points of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 95 basis points. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, but is lower than the median fee rate when taking into consideration the fund's 25 basis point management fee waiver.

Based on its review, the Board concluded that the fund's proposed management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On September 8, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to amend the fund's sub-advisory agreement with Pyramis Global Advisors LLC (Pyramis) to approve a proposal to calculate fees payable to Pyramis based on the total assets of all registered investment companies managed by Strategic Advisers, Inc. (Strategic Advisers) that are sub-advised by Pyramis pursuant to a particular investment strategy. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the fees payable under the fund's amended sub-advisory agreement with Pyramis will be equal to or lower than the current agreement. The Board also considered that the amendment involves no changes in (i) the investment process or strategies employed in the management of the fund's assets or (ii) the nature or level of services provided under the current Pyramis sub-advisory agreement.

Because the amended sub-advisory agreement contains a potential for lower fees and also terms identical to the current sub-advisory agreement, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreement with Pyramis, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's amended sub-advisory agreement with Pyramis is fair and reasonable, and that the agreement should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SGF-USAN-0111
1.922643.100

Strategic Advisers®
Value Fund
(formerly Fidelity Strategic Advisers Value Fund)

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2010

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of underlying mutual funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of these Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of underlying mutual funds (Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of these Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.39%	$ 1,000.00	$ 1,061.70	$ 2.02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.11	$ 1.98

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
American Beacon Large Cap Value Fund Institutional Class	10.2	7.3
John Hancock Classic Value Fund Class I	6.8	3.9
T. Rowe Price Mid Cap Value Fund	4.5	1.3
RS Value Fund Class A	4.1	0.0
Hotchkis and Wiley Large Cap Value Fund Class A	3.4	0.3
Fidelity Low Priced Stock Fund	2.1	0.0
JPMorgan Chase & Co.	2.0	2.5
Chevron Corp.	1.9	2.1
Wells Fargo & Co.	1.5	1.8
ConocoPhillips	1.4	1.9
	37.9
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.1	18.4
Health Care	9.7	9.4
Energy	8.7	12.8
Consumer Staples	6.5	6.3
Industrials	6.2	8.9
Asset Allocation (% of fund's net assets)
As of November 30, 2010 *		As of May 31, 2010 **
	Common Stocks 67.1%		Common Stocks 83.0%
	Large Value Funds 20.4%		Large Value Funds 13.9%
	Mid-Cap Blend Funds 2.1%		Mid-Cap Blend Funds 0.0%
	Mid-Cap Value Funds 8.6%		Mid-Cap Value Funds 1.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 1.8%
* Foreign Investments	4.8%	** Foreign Investments	5.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.1%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.3%
Autoliv, Inc.	160,900	$ 11,813,278
Cooper Tire & Rubber Co.	265,127	5,538,503
		17,351,781
Automobiles - 0.1%
Ford Motor Co. (a)	468,400	7,466,296
Distributors - 0.0%
Genuine Parts Co.	52,400	2,522,536
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	691,613	28,570,533
Darden Restaurants, Inc.	35,300	1,727,935
McDonald's Corp.	498,303	39,017,125
Royal Caribbean Cruises Ltd. (a)	54,300	2,185,575
Wyndham Worldwide Corp.	128,600	3,697,250
		75,198,418
Household Durables - 0.2%
D.R. Horton, Inc.	70,700	709,828
Mohawk Industries, Inc. (a)	25,000	1,313,500
National Presto Industries, Inc.	17,484	2,029,892
Toll Brothers, Inc. (a)	40,100	719,795
Tupperware Brands Corp.	14,200	660,016
Whirlpool Corp.	125,500	9,161,500
		14,594,531
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	54,300	2,587,938
Mattel, Inc.	79,700	2,059,448
		4,647,386
Media - 1.8%
CBS Corp. Class B	430,600	7,251,304
Comcast Corp. Class A	694,600	13,892,000
DISH Network Corp. Class A	118,200	2,173,698
Gannett Co., Inc.	354,600	4,648,806
News Corp. Class A	1,034,600	14,111,944
Omnicom Group, Inc.	119,900	5,448,256
Scholastic Corp.	95,400	2,680,740
The Walt Disney Co.	468,300	17,097,633
Time Warner Cable, Inc.	314,107	19,330,145
Time Warner, Inc.	573,800	16,921,362
Viacom, Inc. Class B (non-vtg.)	240,800	9,109,464
		112,665,352
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.6%
Big Lots, Inc. (a)	182,800	$ 5,602,820
Kohl's Corp. (a)	67,300	3,797,066
Macy's, Inc.	438,700	11,265,816
Nordstrom, Inc.	200,800	8,594,240
Target Corp.	195,900	11,154,546
		40,414,488
Specialty Retail - 1.4%
AutoZone, Inc. (a)	8,500	2,204,985
Best Buy Co., Inc.	388,701	16,605,307
Cabela's, Inc. Class A (a)	150,400	3,346,400
Gap, Inc.	542,700	11,592,072
Genesco, Inc. (a)	73,300	2,819,118
H&M Hennes & Mauritz AB (B Shares)	138,000	4,656,953
RadioShack Corp.	198,600	3,664,170
Ross Stores, Inc.	227,700	14,773,176
Signet Jewelers Ltd. (a)	18,700	744,821
The Children's Place Retail Stores, Inc. (a)	84,600	4,391,586
TJX Companies, Inc.	580,405	26,472,272
		91,270,860
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	94,400	8,130,672
VF Corp.	46,008	3,813,143
		11,943,815
TOTAL CONSUMER DISCRETIONARY		378,075,463
CONSUMER STAPLES - 6.5%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	56,100	1,156,221
Molson Coors Brewing Co. Class B	40,500	1,929,825
PepsiCo, Inc.	511,424	33,053,333
		36,139,379
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	145,300	9,823,733
CVS Caremark Corp.	2,004,237	62,131,347
Kroger Co.	405,700	9,554,235
Safeway, Inc.	448,800	10,317,912
Wal-Mart Stores, Inc.	1,234,795	66,790,062
		158,617,289
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.1%
Archer Daniels Midland Co.	661,400	$ 19,173,986
Campbell Soup Co.	106,100	3,596,790
ConAgra Foods, Inc.	543,900	11,682,972
Corn Products International, Inc.	181,200	7,813,344
Dean Foods Co. (a)	430,400	3,129,008
Del Monte Foods Co.	357,300	6,692,229
Fresh Del Monte Produce, Inc.	177,200	3,891,312
General Mills, Inc.	138,900	4,907,337
Hormel Foods Corp.	110,300	5,413,524
Kellogg Co.	67,300	3,313,179
Kraft Foods, Inc. Class A	934,693	28,274,463
Nestle SA sponsored ADR	433,653	23,733,829
Ralcorp Holdings, Inc. (a)	12,000	743,040
Sara Lee Corp.	218,300	3,274,500
The J.M. Smucker Co.	29,100	1,840,575
Tyson Foods, Inc. Class A	479,300	7,587,319
		135,067,407
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	2,988,800
Clorox Co.	53,500	3,306,835
Energizer Holdings, Inc. (a)	15,300	1,076,967
Kimberly-Clark Corp.	119,100	7,371,099
Procter & Gamble Co.	366,600	22,388,262
		37,131,963
Personal Products - 0.0%
Herbalife Ltd.	15,500	1,063,765
Tobacco - 0.7%
Altria Group, Inc.	430,100	10,322,400
Lorillard, Inc.	41,400	3,294,612
Philip Morris International, Inc.	492,100	27,995,569
Reynolds American, Inc.	149,200	4,616,248
		46,228,829
TOTAL CONSUMER STAPLES		414,248,632
ENERGY - 8.7%
Energy Equipment & Services - 0.9%
Diamond Offshore Drilling, Inc.	64,600	4,183,496
Halliburton Co.	144,700	5,475,448
Helix Energy Solutions Group, Inc. (a)	272,900	3,828,787
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	40,100	$ 1,818,936
National Oilwell Varco, Inc.	91,500	5,608,035
Noble Corp.	234,600	7,957,632
Oil States International, Inc. (a)	63,200	3,749,656
Pride International, Inc. (a)	25,700	799,270
Rowan Companies, Inc. (a)	40,400	1,218,060
Schlumberger Ltd.	104,200	8,058,828
Tidewater, Inc.	72,500	3,559,025
Transocean Ltd. (a)	97,700	6,548,831
Weatherford International Ltd. (a)	161,800	3,302,338
		56,108,342
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	385,269	41,470,355
Chevron Corp.	1,479,900	119,827,503
CNOOC Ltd.	3,609,300	7,767,837
ConocoPhillips	1,465,311	88,167,763
CVR Energy, Inc. (a)	284,800	3,426,144
Devon Energy Corp.	202,500	14,290,425
El Paso Corp.	510,000	6,879,900
Exxon Mobil Corp.	425,900	29,625,604
Hess Corp.	594,198	41,623,570
Marathon Oil Corp.	634,300	21,230,021
Murphy Oil Corp.	76,300	5,151,776
Newfield Exploration Co. (a)	21,500	1,436,845
Occidental Petroleum Corp.	702,816	61,967,287
Peabody Energy Corp.	518,930	30,518,273
Southern Union Co.	163,200	3,853,152
Sunoco, Inc.	29,900	1,200,186
Total SA	222,800	10,813,161
Valero Energy Corp.	449,800	8,762,104
Williams Companies, Inc.	195,000	4,447,950
		502,459,856
TOTAL ENERGY		558,568,198
FINANCIALS - 15.1%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	318,500	16,511,040
Bank of New York Mellon Corp.	537,100	14,496,329
Franklin Resources, Inc.	82,800	9,446,652
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc.	216,900	$ 1,006,416
Goldman Sachs Group, Inc.	456,649	71,301,175
Morgan Stanley	385,800	9,436,668
Raymond James Financial, Inc.	43,200	1,238,976
State Street Corp.	218,900	9,456,480
		132,893,736
Commercial Banks - 3.3%
BOK Financial Corp.	14,800	691,160
City National Corp.	11,400	612,408
Fifth Third Bancorp	1,572,642	18,793,072
FNB Corp., Pennsylvania	415,600	3,644,812
Huntington Bancshares, Inc.	104,900	612,092
International Bancshares Corp.	218,800	3,763,360
KeyCorp	2,496,056	18,795,302
M&T Bank Corp.	17,500	1,346,800
PNC Financial Services Group, Inc.	616,820	33,215,757
Regions Financial Corp.	472,800	2,543,664
Toronto-Dominion Bank	90,900	6,613,404
U.S. Bancorp, Delaware	1,141,799	27,151,980
Wells Fargo & Co.	3,487,261	94,888,372
		212,672,183
Consumer Finance - 0.5%
American Express Co.	417,100	18,027,062
Capital One Financial Corp.	99,800	3,715,554
Nelnet, Inc. Class A	162,277	3,464,614
SLM Corp. (a)	491,300	5,674,515
		30,881,745
Diversified Financial Services - 3.3%
Bank of America Corp.	3,980,400	43,585,380
Citigroup, Inc. (a)	8,645,800	36,312,360
JPMorgan Chase & Co.	3,390,323	126,730,274
Leucadia National Corp. (a)	40,500	1,051,380
NYSE Euronext	57,000	1,557,240
PHH Corp. (a)	132,900	2,821,467
The NASDAQ Stock Market, Inc. (a)	44,200	948,532
		213,006,633
Insurance - 5.3%
ACE Ltd.	74,000	4,330,480
AFLAC, Inc.	886,484	45,653,926
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Alleghany Corp.	1,800	$ 542,250
Allied World Assurance Co. Holdings Ltd.	10,700	628,518
Allstate Corp.	484,800	14,112,528
American Financial Group, Inc.	232,600	7,157,102
American International Group, Inc. (a)	95,200	3,930,808
Arch Capital Group Ltd. (a)	31,100	2,808,330
Assurant, Inc.	358,900	12,658,403
Axis Capital Holdings Ltd.	66,400	2,346,576
Cincinnati Financial Corp.	50,900	1,534,381
Everest Re Group Ltd.	88,500	7,388,865
Genworth Financial, Inc. Class A (a)	254,600	2,968,636
Hanover Insurance Group, Inc.	130,400	5,904,512
Hartford Financial Services Group, Inc.	212,600	4,732,476
HCC Insurance Holdings, Inc.	415,900	11,678,472
Lincoln National Corp.	807,366	19,279,900
Loews Corp.	435,000	16,273,350
Markel Corp. (a)	4,000	1,413,960
Montpelier Re Holdings Ltd.	187,300	3,686,064
Principal Financial Group, Inc.	70,000	1,906,800
Progressive Corp.	321,000	6,529,140
Prudential Financial, Inc.	1,225,103	62,088,220
Reinsurance Group of America, Inc.	22,400	1,118,432
RenaissanceRe Holdings Ltd.	29,900	1,802,372
The Chubb Corp.	762,500	43,470,125
The Travelers Companies, Inc.	550,500	29,721,495
Torchmark Corp.	42,200	2,425,234
Transatlantic Holdings, Inc.	33,600	1,700,160
Unum Group	258,000	5,544,420
Validus Holdings Ltd.	13,300	388,493
W.R. Berkley Corp.	45,700	1,219,733
White Mountains Insurance Group Ltd.	4,700	1,492,250
XL Capital Ltd. Class A	357,300	7,024,518
		335,460,929
Real Estate Investment Trusts - 0.6%
AvalonBay Communities, Inc.	139,350	15,374,486
Corporate Office Properties Trust (SBI)	116,200	3,940,342
General Growth Properties, Inc.	483,811	7,832,900
Public Storage	44,500	4,298,700
Simon Property Group, Inc.	84,700	8,342,950
		39,789,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	161,400	$ 1,831,890
TOTAL FINANCIALS		966,536,494
HEALTH CARE - 9.7%
Biotechnology - 1.2%
Amgen, Inc. (a)	827,857	43,619,785
Biogen Idec, Inc. (a)	239,000	15,288,830
Cephalon, Inc. (a)	129,000	8,190,210
Gilead Sciences, Inc. (a)	350,000	12,775,000
		79,873,825
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	148,600	7,214,530
Becton, Dickinson & Co.	50,700	3,951,051
Covidien PLC	796,399	33,504,506
Kinetic Concepts, Inc. (a)	135,600	5,384,676
Medtronic, Inc.	495,400	16,610,762
St. Jude Medical, Inc. (a)	71,500	2,766,335
Zimmer Holdings, Inc. (a)	84,600	4,167,396
		73,599,256
Health Care Providers & Services - 1.8%
Aetna, Inc.	303,300	8,983,746
AmerisourceBergen Corp.	81,100	2,501,935
Cardinal Health, Inc.	76,800	2,732,544
CIGNA Corp.	74,200	2,731,302
Community Health Systems, Inc. (a)	24,800	790,128
Coventry Health Care, Inc. (a)	38,500	974,820
Health Net, Inc. (a)	25,200	680,400
Humana, Inc. (a)	145,800	8,170,632
Laboratory Corp. of America Holdings (a)	29,900	2,452,697
LifePoint Hospitals, Inc. (a)	122,800	4,447,816
Lincare Holdings, Inc.	14,300	368,225
McKesson Corp.	107,800	6,888,420
MEDNAX, Inc. (a)	5,500	336,600
Omnicare, Inc.	26,700	615,702
Patterson Companies, Inc.	236,417	7,028,677
UnitedHealth Group, Inc.	1,091,000	39,843,320
Universal American Financial Corp.	237,621	3,523,919
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	25,200	$ 1,036,224
WellPoint, Inc. (a)	343,300	19,135,542
		113,242,649
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	316,540	16,099,224
Pharmaceuticals - 5.2%
Abbott Laboratories	1,271,257	59,126,163
Bristol-Myers Squibb Co.	968,700	24,449,988
Eli Lilly & Co.	611,300	20,576,358
Endo Pharmaceuticals Holdings, Inc. (a)	174,200	6,272,942
Forest Laboratories, Inc. (a)	308,300	9,831,687
Johnson & Johnson	1,227,932	75,579,215
Medicis Pharmaceutical Corp. Class A	150,000	3,952,500
Merck & Co., Inc.	2,140,119	73,769,902
Mylan, Inc. (a)	113,900	2,228,454
Par Pharmaceutical Companies, Inc. (a)	136,400	4,900,852
Pfizer, Inc.	2,658,700	43,310,223
Teva Pharmaceutical Industries Ltd. sponsored ADR	225,900	11,304,036
Warner Chilcott PLC	41,400	787,014
		336,089,334
TOTAL HEALTH CARE		618,904,288
INDUSTRIALS - 6.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	497,138	32,855,850
Honeywell International, Inc.	128,600	6,392,706
ITT Corp.	236,200	10,865,200
L-3 Communications Holdings, Inc.	296,900	20,880,977
Lockheed Martin Corp.	336,500	22,895,460
Northrop Grumman Corp.	315,100	19,435,368
Raytheon Co.	359,200	16,613,000
Spirit AeroSystems Holdings, Inc. Class A (a)	35,300	687,291
The Boeing Co.	299,635	19,107,724
United Technologies Corp.	475,054	35,757,315
		185,490,891
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	97,900	6,865,727
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
SkyWest, Inc.	168,498	$ 2,727,983
Southwest Airlines Co.	176,900	2,356,308
		5,084,291
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	16,100	604,394
Deluxe Corp.	191,700	4,062,123
Pitney Bowes, Inc.	170,200	3,734,188
R.R. Donnelley & Sons Co.	281,200	4,431,712
The Brink's Co.	85,700	2,103,078
Unifirst Corp. Massachusetts	81,500	4,178,505
Waste Management, Inc.	142,400	4,877,200
		23,991,200
Construction & Engineering - 0.2%
KBR, Inc.	245,200	6,640,016
Tutor Perini Corp.	185,700	3,537,585
		10,177,601
Electrical Equipment - 0.0%
Cooper Industries PLC Class A	26,700	1,455,150
Hubbell, Inc. Class B	18,100	1,023,736
		2,478,886
Industrial Conglomerates - 1.3%
3M Co.	123,400	10,363,132
General Electric Co.	4,566,300	72,284,529
		82,647,661
Machinery - 0.8%
AGCO Corp. (a)	24,000	1,083,360
Caterpillar, Inc.	210,888	17,841,125
Flowserve Corp.	14,900	1,571,354
Joy Global, Inc.	36,400	2,778,048
PACCAR, Inc.	338,330	18,222,454
SPX Corp.	16,400	1,077,152
Timken Co.	159,100	6,930,396
		49,503,889
Professional Services - 0.0%
Equifax, Inc.	35,300	1,221,733
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Norfolk Southern Corp.	82,100	$ 4,939,957
Union Pacific Corp.	257,760	23,226,754
		28,166,711
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	318,300	3,049,314
TOTAL INDUSTRIALS		398,677,904
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.5%
Arris Group, Inc. (a)	294,500	2,947,945
Harris Corp.	301,100	13,320,664
QUALCOMM, Inc.	271,500	12,689,910
Tellabs, Inc.	110,500	697,255
		29,655,774
Computers & Peripherals - 0.7%
Dell, Inc. (a)	399,800	5,285,356
Hewlett-Packard Co.	579,012	24,277,973
Lexmark International, Inc. Class A (a)	11,800	427,632
Seagate Technology (a)	502,900	6,743,889
Western Digital Corp. (a)	205,800	6,894,300
		43,629,150
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	44,000	1,364,440
Avnet, Inc. (a)	57,000	1,747,050
Corning, Inc.	1,883,700	33,266,142
Ingram Micro, Inc. Class A (a)	51,800	924,630
Molex, Inc.	23,600	490,880
Tech Data Corp. (a)	99,800	4,398,186
Tyco Electronics Ltd.	483,300	14,701,986
Vishay Intertechnology, Inc. (a)	255,200	3,639,152
		60,532,466
Internet Software & Services - 0.0%
IAC/InterActiveCorp (a)	52,600	1,481,216
IT Services - 1.1%
Alliance Data Systems Corp. (a)	11,500	725,420
Broadridge Financial Solutions, Inc.	51,800	1,066,562
Computer Sciences Corp.	114,300	5,101,209
CSG Systems International, Inc. (a)	185,800	3,496,756
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	32,800	$ 1,813,840
International Business Machines Corp.	209,700	29,664,162
MasterCard, Inc. Class A	79,727	18,897,691
Total System Services, Inc.	65,600	989,904
Visa, Inc. Class A	127,300	9,401,105
		71,156,649
Semiconductors & Semiconductor Equipment - 1.5%
Fairchild Semiconductor Intl, Inc. (a)	571,400	8,028,170
Intel Corp.	2,170,607	45,843,220
KLA-Tencor Corp.	172,700	6,332,909
Lam Research Corp. (a)	20,700	938,331
Micron Technology, Inc. (a)	668,900	4,856,214
Novellus Systems, Inc. (a)	13,400	404,010
Texas Instruments, Inc.	833,700	26,511,660
Xilinx, Inc.	37,900	1,027,848
		93,942,362
Software - 1.5%
Activision Blizzard, Inc.	179,100	2,102,634
CA, Inc.	201,100	4,603,179
Microsoft Corp.	2,728,455	68,784,351
Oracle Corp.	709,000	19,171,360
		94,661,524
TOTAL INFORMATION TECHNOLOGY		395,059,141
MATERIALS - 2.3%
Chemicals - 0.9%
Ashland, Inc.	107,700	5,479,776
Dow Chemical Co.	164,300	5,122,874
E.I. du Pont de Nemours & Co.	151,000	7,095,490
Eastman Chemical Co.	109,400	8,512,414
Ecolab, Inc.	160,600	7,678,286
FMC Corp.	33,600	2,614,752
Huntsman Corp.	50,900	787,423
International Flavors & Fragrances, Inc.	19,700	1,034,644
Lubrizol Corp.	104,000	10,874,240
RPM International, Inc.	47,200	966,656
Stepan Co.	70,700	4,987,885
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Scotts Miracle-Gro Co. Class A	10,300	$ 514,588
Valspar Corp.	25,200	832,608
		56,501,636
Containers & Packaging - 0.1%
Ball Corp.	37,100	2,444,148
Crown Holdings, Inc. (a)	37,700	1,169,831
Greif, Inc. Class A	11,600	677,904
Rock-Tenn Co. Class A	52,800	2,855,952
Sealed Air Corp.	59,500	1,383,375
Sonoco Products Co.	24,400	799,344
		9,330,554
Metals & Mining - 1.3%
BHP Billiton Ltd.	250,400	10,293,081
BHP Billiton Ltd. sponsored ADR	265,284	21,859,402
Cliffs Natural Resources, Inc.	101,400	6,929,676
Freeport-McMoRan Copper & Gold, Inc.	243,085	24,629,372
Newmont Mining Corp.	43,900	2,582,637
Reliance Steel & Aluminum Co.	19,400	862,330
United States Steel Corp.	258,645	12,572,733
Walter Energy, Inc.	7,700	790,328
		80,519,559
Paper & Forest Products - 0.0%
Domtar Corp.	10,500	797,160
MeadWestvaco Corp.	63,900	1,587,276
		2,384,436
TOTAL MATERIALS		148,736,185
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	3,071,900	85,368,101
CenturyLink, Inc.	213,400	9,174,066
Verizon Communications, Inc.	422,200	13,514,622
		108,056,789
Wireless Telecommunication Services - 0.9%
China Mobile (Hong Kong) Ltd. sponsored ADR	130,100	6,485,485
Rogers Communications, Inc. Class B (non-vtg.)	923,127	32,632,261
Telephone & Data Systems, Inc.	117,100	4,178,128
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC	4,761,500	$ 11,877,957
Vodafone Group PLC sponsored ADR	273,266	6,848,046
		62,021,877
TOTAL TELECOMMUNICATION SERVICES		170,078,666
UTILITIES - 3.9%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	775,206	27,597,334
DPL, Inc.	29,100	737,103
Duke Energy Corp.	446,900	7,843,095
Edison International	112,200	4,144,668
Entergy Corp.	47,200	3,362,528
Exelon Corp.	209,000	8,228,330
Great Plains Energy, Inc.	29,600	552,040
NextEra Energy, Inc.	390,400	19,762,048
NV Energy, Inc.	88,000	1,204,720
Pepco Holdings, Inc.	45,700	838,595
Progress Energy, Inc.	34,500	1,507,305
Unisource Energy Corp.	33,699	1,185,194
Westar Energy, Inc.	29,900	744,809
		77,707,769
Gas Utilities - 0.2%
AGL Resources, Inc.	28,200	1,035,786
Atmos Energy Corp.	180,800	5,436,656
Energen Corp.	25,900	1,128,463
ONEOK, Inc.	38,800	1,983,068
Southwest Gas Corp.	109,800	3,846,294
UGI Corp.	24,000	712,080
		14,142,347
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	65,000	786,500
Constellation Energy Group, Inc.	216,700	6,145,612
		6,932,112
Multi-Utilities - 2.4%
Alliant Energy Corp.	26,400	958,584
Ameren Corp.	181,800	5,221,296
CMS Energy Corp.	440,000	7,906,800
Consolidated Edison, Inc.	62,100	3,003,777
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.	128,700	$ 5,344,911
DTE Energy Co.	110,700	4,931,685
Integrys Energy Group, Inc.	18,800	915,560
OGE Energy Corp.	26,800	1,192,868
PG&E Corp.	882,622	41,421,450
Public Service Enterprise Group, Inc.	423,500	13,056,505
SCANA Corp.	25,200	1,023,624
Sempra Energy	768,657	38,502,029
TECO Energy, Inc.	53,500	896,125
Wisconsin Energy Corp.	389,600	23,461,712
Xcel Energy, Inc.	120,800	2,838,800
		150,675,726
Water Utilities - 0.0%
American Water Works Co., Inc.	38,200	936,282
TOTAL UTILITIES		250,394,236
TOTAL COMMON STOCKS (Cost $4,084,692,735)		4,299,279,207
Equity Funds - 31.1%

Large Value Funds - 20.4%
American Beacon Large Cap Value Fund Institutional Class	35,443,718	651,455,526
Hotchkis and Wiley Large Cap Value Fund Class A (a)	14,421,471	216,466,283
iShares Russell 1000 Value Index ETF	48,600	2,937,870
John Hancock Classic Value Fund Class I	27,973,398	437,783,683
TOTAL LARGE VALUE FUNDS		1,308,643,362
Mid-Cap Blend Funds - 2.1%
Fidelity Low Priced Stock Fund (c)	3,693,541	133,299,904
Mid-Cap Value Funds - 8.6%
RS Value Fund Class A	11,073,870	264,886,980
T. Rowe Price Mid Cap Value Fund	12,777,612	287,368,488
TOTAL MID-CAP VALUE FUNDS		552,255,468
TOTAL EQUITY FUNDS (Cost $1,918,677,884)		1,994,198,734
Short-Term Funds - 1.5%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $94,074,724)	94,074,724	$ 94,074,724
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,097,445,343)		6,387,552,665
NET OTHER ASSETS (LIABILITIES) - 0.3%		19,149,164
NET ASSETS - 100%		$ 6,406,701,829
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Low Priced Stock Fund	$ -	$ 124,398,469	$ -	$ 133,299,904
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 378,075,463	$ 378,075,463	$ -	$ -
Consumer Staples	414,248,632	414,248,632	-	-
Energy	558,568,198	539,987,200	18,580,998	-
Financials	966,536,494	966,536,494	-	-
Health Care	618,904,288	618,904,288	-	-
Industrials	398,677,904	398,677,904	-	-
Information Technology	395,059,141	395,059,141	-	-
Materials	148,736,185	138,443,104	10,293,081	-
Telecommunication Services	170,078,666	158,200,709	11,877,957	-
Utilities	250,394,236	250,394,236	-	-
Equity Funds	1,994,198,734	1,994,198,734	-	-
Short-Term Funds	94,074,724	94,074,724	-	-
Total Investments in Securities:	$ 6,387,552,665	$ 6,346,800,629	$ 40,752,036	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,084,692,735)	$ 4,299,279,207
Unaffiliated underlying funds (cost $1,888,354,139)	1,954,973,554
Affiliated underlying funds (cost $124,398,469)	133,299,904
Total Investments (cost $6,097,445,343)		$ 6,387,552,665
Receivable for investments sold		7,821,546
Receivable for fund shares sold		5,543,411
Dividends receivable		13,141,009
Total assets		6,414,058,631

Liabilities
Payable for investments purchased	$ 2,653,312
Payable for fund shares redeemed	2,720,978
Accrued management fee	1,000,328
Transfer agent fee payable	635,177
Other affiliated payables	95,217
Other payables and accrued expenses	251,790
Total liabilities		7,356,802

Net Assets		$ 6,406,701,829
Net Assets consist of:
Paid in capital		$ 6,142,862,837
Undistributed net investment income		32,057,564
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,317,618)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		290,099,046
Net Assets, for 502,339,353 shares outstanding		$ 6,406,701,829
Net Asset Value, offering price and redemption price per share ($6,406,701,829 ÷ 502,339,353 shares)		$ 12.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2010 (Unaudited)

Investment Income
Dividends:
Unaffiliated issuers		$ 41,927,744
Unaffiliated underlying funds		112,104
		$ 42,039,848

Expenses
Management fee	$ 11,011,302
Transfer agent fees	3,461,252
Accounting fees and expenses	535,616
Custodian fees and expenses	43,631
Independent trustees' compensation	25,254
Registration fees	262,161
Audit	24,607
Legal	39,635
Miscellaneous	117,694
Total expenses before reductions	15,521,152
Expense reductions	(6,071,068)	9,450,084
Net investment income (loss)		32,589,764
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,707,426)
Unaffiliated underlying funds	(8,552,493)
Foreign currency transactions	(50,033)
Total net realized gain (loss)		(55,309,952)
Change in net unrealized appreciation (depreciation) on: Investment securities	332,411,914
Assets and liabilities in foreign currencies	(4,844)
Total change in net unrealized appreciation (depreciation)		332,407,070
Net gain (loss)		277,097,118
Net increase (decrease) in net assets resulting from operations		$ 309,686,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2010 (Unaudited)	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,589,764	$ 15,785,642
Net realized gain (loss)	(55,309,952)	21,661,614
Change in net unrealized appreciation (depreciation)	332,407,070	(71,593,360)
Net increase (decrease) in net assets resulting from operations	309,686,882	(34,146,104)
Distributions to shareholders from net investment income	(12,131,067)	(6,776,199)
Distributions to shareholders from net realized gain	(15,163,865)	-
Total distributions	(27,294,932)	(6,776,199)
Share transactions Proceeds from sales of shares	3,430,249,435	2,929,042,635
Reinvestment of distributions	27,232,382	6,771,805
Cost of shares redeemed	(440,840,558)	(224,216,536)
Net increase (decrease) in net assets resulting from share transactions	3,016,641,259	2,711,597,904
Total increase (decrease) in net assets	3,299,033,209	2,670,675,601

Net Assets
Beginning of period	3,107,668,620	436,993,019
End of period (including undistributed net investment income of $32,057,564 and undistributed net investment income of $11,598,867, respectively)	$ 6,406,701,829	$ 3,107,668,620
Other Information Shares
Sold	278,495,922	232,657,995
Issued in reinvestment of distributions	2,301,978	621,197
Redeemed	(35,323,124)	(18,225,613)
Net increase (decrease)	245,474,776	215,053,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2010	Years ended May 31,
	(Unaudited)	2010	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.16	.09
Net realized and unrealized gain (loss)	.66	1.64 E	.36
Total from investment operations	.74	1.80	.45
Distributions from net investment income	(.04)	(.15)	-
Distributions from net realized gain	(.05)	-	-
Total distributions	(.09)	(.15)	-
Net asset value, end of period	$ 12.75	$ 12.10	$ 10.45
Total Return B,C	6.17%	17.40%	4.50%
Ratios to Average Net Assets G
Expenses before reductions	.64% A	.93%	1.08% A
Expenses net of fee waivers, if any	.39%A	.75%	.90% A
Expenses net of all reductions	.39%A	.75%	.90% A
Net investment income (loss)	1.34%A	1.35%	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,406,702	$ 3,107,669	$ 436,993
Portfolio turnover rate	32% A	39%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 30, 2008 (commencement of operations) to May 31, 2009.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2010 (Unaudited)

1. Organization.

Strategic Advisers Value Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) (formerly a fund of Fidelity Commonwealth Trust II) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 422,073,187
Gross unrealized depreciation	(143,207,854)
Net unrealized appreciation (depreciation)	$ 278,865,333

Tax cost	$ 6,108,687,332

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,725,853,453 and $761,619,017, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of 0.25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average daily net assets.

Strategic Advisers has contractually agreed to waive 0.25% of its management fee until September 30, 2013.

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., Eaton Vance Management and LSV Asset Management each serve as sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

Prior to the close of business on June 25, 2010 and subsequent to September 8, 2010, the Fund participated with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,829 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

In addition to Strategic Advisers waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $6,071,068.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

On March 4, 2010, the Board of Trustees of Fidelity Rutland Square Trust II, including the Independent Trustees (together, the Board), voted to approve the management contract between Strategic Advisers, Inc. (Strategic Advisers) and the fund and sub-advisory agreements between the fund and each of Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management, Inc., Eaton Vance Management, Inc., LSV Asset Management, and Pyramis Global Advisors LLC (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from Fidelity Commonwealth Trust II into Fidelity Rutland Square Trust II. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the contractual terms of, and fees payable under, the fund's Advisory Contracts are identical to the contractual terms of and fees payable under the fund's current management contract and sub-advisory agreements (Current Advisory Contracts). The Board also considered that the Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Current Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Because the Advisory Contracts contain terms identical to the Current Advisory Contracts, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

On September 8, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to amend the fund's sub-advisory agreement with Pyramis Global Advisors LLC (Pyramis) to approve a proposal to calculate fees payable to Pyramis based on the total assets of all registered investment companies managed by Strategic Advisers, Inc. (Strategic Advisers) that are sub-advised by Pyramis pursuant to a particular investment strategy. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the fees payable under the fund's amended sub-advisory agreement with Pyramis will be equal to or lower than the current agreement. The Board also considered that the amendment involves no changes in (i) the investment process or strategies employed in the management of the fund's assets or (ii) the nature or level of services provided under the current Pyramis sub-advisory agreement.

Because the amended sub-advisory agreement contains a potential for lower fees and also terms identical to the current sub-advisory agreement, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreement with Pyramis, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's amended sub-advisory agreement with Pyramis is fair and reasonable, and that the agreement should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Eaton Vance Management, Inc. (Eaton Vance), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Strategic Advisers and the sub-advisers under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, Eaton Vance, LSV, and Pyramis (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations group and members of the investment groups from the Investment Advisers. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interest of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enables them to perform fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three years, the following table reflects information considered by the Board and shows, for the one-year period and the three-month period ended March 31, 2010, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and how the fund's total returns ranked relative to the Morningstar Large Cap Value peer group.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

Strategic Advisers Value Fund

Total Return % for the One-Year and Three-month (Year to Date) Periods Ended March 31, 2010 vs. Russell 1000 Value Index and Morningstar Large Cap Value Peer Group

	3 Month/ Year To Date	1 YEAR	Since Inception*
Strategic Advisers Value Fund (FVSAX)	6.11%	43.49%	24.90%
Russell 1000 Value Index	6.78%	53.56%	23.42%
Difference	-0.67%	-10.07%	1.48%

Morningstar Large Cap Value Peer Group Median	5.66%	49.63%	24.76%
Difference	0.45%	-6.14%	0.14%

% of Morningstar Large Cap Value Peers Beaten by FVSAX	64%	23%	51%
% of Morningstar Large Cap Value Peers Beaten by Russell 1000 Value Index	83%	71%	41%
Periods greater than one year are annualized
* Inception date = 12/30/08

The Board reviewed the relative investment performance of the fund against the Morningstar Large Cap Value peer group and observed that for the one-year period ended March 31, 2010, the fund under-performed 77% of its peers for the period. The Board also observed the cumulative return from January 1, 2010 to March 31, 2010, and noted that the fund out-performed 64% of its peers for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the Russell 1000 Large Cap Value Index, for the one-year and three-month periods shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to the Investment Advisers. The Board considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also considered Strategic Advisers' contractual commitment to reimburse expenses of the fund through May 31, 2012 to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) exceed 0.90% and noted Strategic Advisers' intention to permit the expense reimbursement to expire on that date. The Board also noted Strategic Advisers' extension of the waiver of its 0.25% management fee through September 30, 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee and total expenses were compared to "mapped groups" of competitive funds. For comparison purposes, Strategic Advisers uses "mapped groups," which are created by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

The Board considered two proprietary management fee comparisons. The group of funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The comparison of management fees to Total Mapped Groups is intended to show a fund's standing relative to the total universe of funds available to investors, in terms of gross management fees before expense reimbursements or caps. Strategic Advisers then compared each fund to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). The Board also noted that the management fee paid by the fund was below the median of the fund's Total Mapped Group and ASPG.

The Board further noted that the fund's total expenses were compared to competitive funds and classes having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board also noted that the fund's total expenses paid (giving effect to the fund's expense contract with Strategic Advisers) were below the median of the fund's Total Mapped Group.

Based on its review, the Board concluded that the fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund were reasonable.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund has resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates when compared with all of Fidelity Management & Research Co.'s Funds.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the fund. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders. The Board also reviewed the fund's expense reimbursement contract with Strategic Advisers, pursuant to which Strategic Advisers has agreed, through May 31, 2012, to reimburse total operating expenses to the extent they exceed 0.90%. The Board noted that the fund has not generated sufficient revenue to cover its expenses.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

Eaton Vance Management

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

SUF-USAN-0111
1.922641.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 1, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	February 1, 2011